LITIGATION AND CLAIMS	12 Months Ended
Dec. 31, 2022
Litigation And Claims
LITIGATION AND CLAIMS

NOTE 10 – LITIGATION AND CLAIMS

As of December 31, 2022, there was one employment issue pending. The issue involves a terminated employee alleging discrimination and wrongful termination. A lawsuit has not been filed only a demand letter has been presented. Management has been working with the attorneys to find a reasonable settlement to this dispute without going to trial. After several months of discussion and negotiation it appears that the complaint will be settled for $23,000. It is anticipated that an agreement may be reached by the end of March 2023.

Per Attorney letters received there are no other pending cases or legal matters.